UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Select Money Market Portfolio

November 30, 2008

1.810699.104

MON-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 42.3%
Due Date	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 1.2%
Bank of America NA
12/1/08 to 2/4/09	2.76 to 3.02%	$ 62,000,000	$ 62,000,000
PNC Bank NA, Pittsburgh
3/16/09 to 4/1/09	3.08 to 3.09	25,000,000	25,000,000
			87,000,000
London Branch, Eurodollar, Foreign Banks - 9.4%
Australia & New Zealand Banking Group Ltd.
1/14/09	2.10	21,000,000	21,000,000
Barclays Bank PLC
12/29/08	3.20	25,000,000	25,000,000
Calyon SA
12/18/08	3.30	12,000,000	12,000,000
Commonwealth Bank of Australia
1/15/09 to 2/4/09	2.00 to 2.90	87,000,000	87,000,000
Credit Agricole SA
12/1/08 to 2/2/09	2.50 to 3.22	175,000,000	175,000,000
Credit Industriel et Commercial
12/5/08 to 1/26/09	1.70 to 3.20	112,000,000	112,000,000
HSBC Bank PLC
12/1/08 to 2/27/09	2.05 to 2.80	75,000,000	75,000,182
National Australia Bank Ltd.
12/15/08 to 2/19/09	2.10 to 4.48	135,000,000	135,000,000
UniCredit SpA
12/11/08	2.93	22,000,000	22,000,000
			664,000,182
New York Branch, Yankee Dollar, Foreign Banks - 31.7%
Abbey National Treasury Services PLC
2/19/09	2.44 (c)	8,000,000	8,000,000
Banco Bilbao Vizcaya Argentaria SA
12/1/08 to 1/28/09	2.10 to 3.54	186,000,000	186,000,401
Banco Santander SA
1/14/09 to 2/13/09	2.49 to 3.19	79,000,000	79,000,000
Bank of Montreal
12/1/08 to 12/8/08	2.51 to 3.16 (c)	95,000,000	95,000,000
Bank of Nova Scotia
12/5/08 to 2/6/09	2.05 to 5.05 (c)	210,000,000	210,000,000
Bank of Scotland PLC
1/6/09	2.37 (c)	100,000,000	100,000,000
Bank Tokyo-Mitsubishi UFJ Ltd.
1/15/09	2.30	50,000,000	50,000,000
Barclays Bank PLC
12/1/08 to 12/12/08	1.50 to 2.86 (c)	143,000,000	143,000,000
BNP Paribas SA
12/15/08 to 4/23/09	2.10 to 4.35	195,000,000	195,000,000
Canadian Imperial Bank of Commerce
1/28/09 to 2/18/09	2.10 to 2.25	100,000,000	100,000,000

Due Date	Yield (a)	Principal Amount	Value
Deutsche Bank AG
12/3/08 to 1/5/09	2.88 to 4.42% (c)	$ 55,000,000	$ 55,000,000
Intesa Sanpaolo SpA
12/1/08 to 1/20/09	1.98 to 4.06 (c)	120,000,000	120,000,000
Rabobank Nederland
1/15/09 to 4/20/09	2.25 to 4.50	290,000,000	290,000,000
Royal Bank of Canada
12/1/08 to 2/19/09	2.00 to 4.30 (c)	208,000,000	208,000,000
Royal Bank of Scotland PLC
12/12/08 to 12/28/08	1.98 to 3.18 (c)	75,000,000	75,000,000
San Paolo IMI SpA
4/21/09	3.15	25,000,000	25,000,000
Societe Generale
1/23/09	1.75	100,000,000	100,000,000
Svenska Handelsbanken AB
2/26/09	2.52 (c)	14,000,000	14,000,000
Toronto-Dominion Bank
12/15/08 to 5/13/09	2.25 to 3.15	188,000,000	188,000,000
			2,241,000,401
TOTAL CERTIFICATES OF DEPOSIT			2,992,000,583
Commercial Paper - 17.5%

AT&T, Inc.
12/11/08	1.00	18,000,000	17,995,000
Atlantic Asset Securitization Corp.
12/2/08 to 1/22/09	1.10 to 3.01	92,000,000	91,861,031
Banco Bilbao Vizcaya Argentaria SA (London Branch)
12/4/08 to 1/8/09	2.51 to 3.17	41,000,000	40,942,098
CBA Finance, Inc.
12/10/08 to 2/26/09	2.03 to 2.51	23,000,000	22,900,492
CVS Caremark Corp.
12/2/08 to 12/10/08	5.26 to 5.36	18,000,000	17,987,358
Dakota Notes (Citibank Credit Card Issuance Trust)
12/1/08 to 2/12/09	1.30 to 2.76	112,000,000	111,743,697
Danske Corp.
12/2/08	3.29 (c)	100,000,000	100,000,000
DnB NOR Bank ASA
1/12/09 to 2/2/09	2.15 to 2.30	40,000,000	39,870,903
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
Dominion Resources, Inc.
12/1/08 to 12/8/08	5.06 to 5.26%	$ 15,000,000	$ 14,991,833
Emerald Notes (BA Credit Card Trust)
12/1/08 to 1/12/09	2.00 to 3.66	51,000,000	50,935,333
General Electric Capital Corp.
12/2/08 to 2/3/09	2.60 to 2.90	75,000,000	74,869,319
Ingersoll-Rand Global Holding Co. Ltd.
12/1/08 to 12/10/08	5.26 to 5.51	14,000,000	13,991,396
Intesa Funding LLC
12/29/08 to 1/26/09	1.42 to 2.10	38,000,000	37,919,279
ITT Corp.
12/3/08 to 12/9/08	5.26 to 5.51	18,014,000	18,003,064
JPMorgan Chase & Co.
12/4/08 to 2/4/09	2.74 to 3.00	62,000,000	61,924,725
Kitty Hawk Funding Corp.
12/17/08 to 1/28/09	1.10 to 2.26	14,000,000	13,981,783
Nissan Motor Acceptance Corp.
12/1/08 to 12/2/08	5.26	13,000,000	12,999,417
Nordea North America, Inc.
1/20/09 to 3/10/09	2.05 to 3.01	70,000,000	69,652,517
Palisades Notes (Citibank Omni Master Trust)
12/3/08	1.65	15,000,000	14,998,625
Salisbury Receivables Co. LLC
12/1/08 to 1/9/09	1.50 to 2.91	54,000,000	53,972,238
Santander Finance, Inc.
1/22/09 to 2/25/09	2.31 to 3.15	33,000,000	32,849,533
Sheffield Receivables Corp.
12/2/08 to 2/4/09	1.40 to 2.91	91,550,000	91,388,010
Societe Generale North America, Inc.
12/4/08 to 12/17/08	1.51 to 2.85	50,000,000	49,977,337
Textron Financial Corp.
12/3/08 to 12/9/08	5.31 to 5.51	22,000,000	21,985,828
Textron, Inc.
12/5/08 to 12/10/08	5.51 to 5.76	10,000,000	9,988,931
Thames Asset Global Securities No. 1, Inc.
12/5/08 to 2/9/09	1.25 to 4.55	125,409,000	125,143,838
Transocean, Inc.
12/1/08 to 12/11/08	5.26	19,000,000	18,983,083
WellPoint, Inc.
12/8/08	5.26	2,000,000	1,997,958
Wisconsin Energy Corp.
12/3/08	5.01	2,000,000	1,999,444
TOTAL COMMERCIAL PAPER			1,235,854,070
Federal Agencies - 13.7%
Due Date	Yield (a)	Principal Amount	Value
Fannie Mae - 2.7%
1/28/09 to 7/27/09	2.03 to 3.44% (c)	$ 192,000,000	$ 189,720,681
Federal Home Loan Bank - 6.8%
12/28/08 to 9/23/09	1.35 to 4.03 (c)	487,000,000	485,826,762
Freddie Mac - 4.2%
12/8/08 to 2/27/09	1.00 to 3.54 (c)	295,250,000	295,076,310
TOTAL FEDERAL AGENCIES			970,623,753
U.S. Treasury Obligations - 3.0%

U.S. Treasury Bills - 3.0%
7/2/09 to 10/22/09	1.01 to 1.36	214,000,000	212,348,931
Bank Notes - 1.6%

Bank of America NA
12/5/08 to 1/30/09	2.00 to 3.67 (c)	60,000,000	60,000,000
Banque Federative du Credit Mutuel
2/27/09	2.38 (b)(c)	28,000,000	28,000,000
Societe Generale
12/4/08	3.29 (b)(c)	23,000,000	23,000,000
TOTAL BANK NOTES			111,000,000
Master Notes - 0.4%

Asset Funding Co. III LLC
1/14/09	5.17 (c)(d)	30,000,000	30,000,000
Medium-Term Notes - 16.8%

American Honda Finance Corp.
12/18/08 to 2/5/09	2.99 to 4.95 (b)(c)	49,000,000	48,964,577
AT&T, Inc.
1/2/09	4.50 (b)(c)	65,000,000	65,000,000
Australia & New Zealand Banking Group Ltd.
12/2/08	3.02 (b)(c)	75,000,000	75,000,000
Bank of America NA
1/3/09	4.35 (c)	75,000,000	75,000,000
Bank of Montreal
12/4/08	2.86 (b)(c)	27,000,000	27,000,000
BNP Paribas SA
2/13/09	2.45 (c)	36,000,000	36,000,000
BP Capital Markets PLC
12/11/08	2.92 (c)	25,000,000	25,000,000
Caja Madrid SA
1/20/09	4.65 (b)(c)	5,000,000	5,000,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
Commonwealth Bank of Australia
1/3/09	4.35% (b)(c)	$ 49,000,000	$ 49,000,000
Compagnie Financiere du Credit Mutuel
12/9/08	3.02 (b)(c)	8,000,000	8,000,000
Credit Agricole SA
12/22/08	3.43 (b)(c)	100,000,000	100,000,000
General Electric Capital Corp.
12/8/08 to 2/27/09	1.44 to 2.86 (c)	118,000,000	117,999,361
Genworth Life Insurance Co.
12/16/08	3.44 (c)(d)	5,000,000	5,000,000
ING USA Annuity & Life Insurance Co.
12/24/08	3.46 (c)(d)	1,000,000	1,000,000
Jackson National Life Insurance Co.
12/8/08	3.32 (b)(c)	11,500,000	11,500,000
Lloyds TSB Group PLC
2/7/09	2.81 (b)(c)	50,000,000	50,000,000
Metropolitan Life Global Funding I
12/8/08	2.23 (b)(c)	2,213,000	2,213,000
Morgan Stanley
12/3/08	2.66 (c)	5,000,000	5,000,000
National Australia Bank Ltd.
12/8/08	3.03 (b)(c)	31,000,000	31,000,000
Nationwide Building Soc(UNGTD)
12/23/08	3.85 (c)	5,000,000	5,000,062
New York Life Insurance Co.
12/29/08 to 2/27/09	2.35 to 3.93 (c)(d)	21,000,000	21,000,000
Nordea Bank AB
1/26/09	3.89 (c)	23,000,000	23,000,000
Pacific Life Global Funding
12/4/08	2.65 (b)(c)	2,000,000	2,000,110
PNC Bank NA, Pittsburgh
12/3/08	3.27 (c)	13,000,000	13,000,000
Procter & Gamble Co.
12/9/08	2.84 (c)	9,000,000	9,000,000
Royal Bank of Canada
12/15/08	1.82 (b)(c)	50,000,000	50,000,000
Security Life of Denver Insurance Co.
2/28/09	2.44 (c)(d)	1,000,000	1,000,000
Svenska Handelsbanken AB
1/6/09	4.42 (b)(c)	44,000,000	44,000,000
Toyota Motor Credit Corp.
12/19/08	1.48 (c)	11,000,000	11,000,000
Transamerica Occidental Life Insurance Co.
1/2/09	4.13 (c)(d)	27,000,000	27,000,000
Verizon Communications, Inc.
12/15/08	2.90 (c)	17,000,000	17,000,000
Wells Fargo & Co.
12/15/08	1.57 (b)(c)	30,000,000	30,004,014
5/1/09	3.55 (c)	75,000,000	75,015,729

Due Date	Yield (a)	Principal Amount	Value
WestLB AG
12/9/08	1.84% (b)(c)	$ 4,500,000	$ 4,500,045
Westpac Banking Corp.
12/11/08	2.88 (c)	13,000,000	13,000,815
12/4/08 to 2/6/09	2.86 to 5.12 (b)(c)	104,000,000	103,991,986
TOTAL MEDIUM-TERM NOTES			1,187,189,699
Short-Term Notes - 0.1%

Metropolitan Life Insurance Co.
1/2/09	4.17 (c)(d)	5,000,000	5,000,000
Repurchase Agreements - 4.3%
	Maturity Amount
In a joint trading account at 0.31% dated 11/28/08 due 12/1/08 (Collateralized by U.S. Government Obligations) #	$ 329,008	329,000
With:
Banc of America Securities LLC at 1%, dated 11/28/08 due 12/1/08 (Collateralized by Equity Securities valued at $168,314,032)	153,012,750	153,000,000
Barclays Capital, Inc. at:
2%, dated 11/10/08 due 12/10/08 (Collateralized by Equity Securities valued at $22,025,687)	20,033,333	20,000,000
2.35%, dated 11/25/08 due 1/27/09 (Collateralized by Equity Securities valued at $14,305,612)	13,053,463	13,000,000
Credit Suisse Securities (USA) LLC at 1%, dated 11/28/08 due 12/1/08 (Collateralized by Equity Securities valued at $95,701,721)	87,007,250	87,000,000
Deutsche Bank Securities, Inc. at 2%, dated 11/5/08 due 12/5/08 (Collateralized by Equity Securities valued at $27,539,725)	25,041,667	25,000,000
ING Financial Markets LLC at 2%, dated 11/10/08 due 12/10/08 (Collateralized by Corporate Obligations valued at $4,206,777, 6% - 7.63%, 9/14/10 - 8/1/13)	4,006,667	4,000,000
TOTAL REPURCHASE AGREEMENTS		302,329,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $7,046,346,036)	7,046,346,036
NET OTHER ASSETS - 0.3%	24,702,841
NET ASSETS - 100%	$ 7,071,048,877
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $758,173,732 or 10.7% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $90,000,000 or 1.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Asset Funding Co. III LLC 5.17%, 1/14/09	7/11/08	$ 30,000,000
Genworth Life Insurance Co. 3.44%, 12/16/08	7/28/08	$ 5,000,000
ING USA Annuity & Life Insurance Co. 3.46%, 12/24/08	6/23/05	$ 1,000,000
Metropolitan Life Insurance Co. 4.17%, 1/2/09	3/26/02	$ 5,000,000
New York Life Insurance Co.: 2.35%, 2/27/09	5/12/08	$ 16,000,000
3.93%, 12/29/08	3/28/08	$ 5,000,000
Security Life of Denver Insurance Co. 2.44%, 2/28/09	8/26/05	$ 1,000,000
Transamerica Occidental Life Insurance Co. 4.13%, 1/2/09	3/27/08	$ 27,000,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$329,000 due 12/01/08 at 0.31%
Banc of America Securities LLC	$ 33,736
Bank of America, NA	31,277
Barclays Capital, Inc.	101,211
Deutsche Bank Securities, Inc.	33,736
J.P. Morgan Securities, Inc.	25,302
RBC Capital Markets Corp.	2,530
Societe Generale, New York Branch	50,604
UBS Securities LLC	50,604
$ 329,000
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,046,346,036	$ -	$ 7,046,346,036	$ -
Income Tax Information
At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $7,046,346,036.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Intermediate
Treasury Bond Index

November 30, 2008

1.841646.102

ITB-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.2%
	Principal Amount	Value
U.S. Treasury Obligations - 99.2%
U.S. Treasury Bonds:
6.25% 8/15/23	$ 219,000	$ 279,926
7.25% 5/15/16	16,532,000	21,201,001
7.5% 11/15/16	5,769,000	7,528,545
8.125% 8/15/19	4,146,000	5,810,876
8.75% 5/15/17	8,760,000	12,384,450
8.875% 8/15/17	78,555,000	112,174,105
9% 11/15/18	2,000,000	2,948,750
9.125% 5/15/18	43,165,000	63,587,441
9.25% 2/15/16	20,602,000	29,011,798
9.875% 11/15/15	3,520,000	5,078,976
10.625% 8/15/15	3,847,000	5,640,364
11.25% 2/15/15	396,000	588,184
U.S. Treasury Notes:
1.75% 3/31/10	243,000	246,531
2% 2/28/10	880,000	894,575
2.625% 3/15/09	2,155,000	2,170,320
3.5% 11/15/09	953,000	976,528
3.5% 2/15/18	75,291,000	78,732,025
3.625% 12/31/12	2,287,000	2,499,977
3.75% 11/15/18	64,906,000	69,277,030
3.875% 5/15/18	133,850,000	144,484,784
4% 6/15/09	13,977,000	14,224,868
4% 2/15/14	78,080,000	86,278,400
4% 2/15/15	72,717,000	80,460,197
4.125% 5/15/15	109,291,000	121,381,317
4.25% 8/15/13	1,618,000	1,801,415
4.25% 11/15/13	2,541,000	2,834,209
4.25% 8/15/14	87,864,000	98,606,780
4.25% 11/15/14	61,241,000	69,116,225
4.25% 8/15/15	47,361,000	53,125,734
4.5% 11/15/15	37,567,000	42,937,916
4.5% 2/15/16	142,978,000	162,816,198
4.5% 5/15/17	87,404,000	97,947,108
4.625% 10/31/11	1,165,000	1,280,316
4.625% 7/31/12	108,000	120,884
4.625% 11/15/16	166,725,000	188,672,842
4.625% 2/15/17	20,324,000	22,980,408
4.75% 5/15/14 (b)	20,518,000	23,517,157
4.875% 4/30/11	73,000	79,707
4.875% 7/31/11	93,000	102,249
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.875% 2/15/12	$ 161,000	$ 179,779
6% 8/15/09	11,710,000	12,131,747
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,525,665,089)		1,646,111,642
Cash Equivalents - 2.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
0.27%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Government Obligations) #	$ 15,954,360	15,954,000
0.3%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Government Obligations) # (a)	23,300,583	23,300,000
TOTAL CASH EQUIVALENTS (Cost $39,254,000)		39,254,000
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $1,564,919,089)		1,685,365,642
NET OTHER ASSETS - (1.6)%		(26,167,515)
NET ASSETS - 100%		$ 1,659,198,127
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$15,954,000 due 12/01/08 at 0.27%
Banc of America Securities LLC	$ 7,793,057
Bank of America, NA	7,746,612
Barclays Capital, Inc.	414,331
$ 15,954,000
$23,300,000 due 12/01/08 at 0.30%
Barclays Capital, Inc.	$ 23,300,000
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,685,365,642	$ -	$ 1,685,365,642	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,563,328,414. Net unrealized appreciation aggregated $122,037,228, of which $122,286,223 related to appreciated investment securities and $248,995 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® Long-Term
Treasury Bond Index Fund

November 30, 2008

1.841649.102

LBX-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.9%
	Principal Amount	Value
U.S. Treasury Obligations - 98.9%
U.S. Treasury Bonds:
4.375% 2/15/38	$ 10,480,000	$ 12,141,248
4.5% 2/15/36	4,729,000	5,481,947
4.75% 2/15/37	15,460,000	18,774,238
5% 5/15/37	6,187,000	7,796,585
5.25% 2/15/29	5,668,000	6,853,411
5.375% 2/15/31	4,541,000	5,645,385
5.5% 8/15/28	1,150,000	1,427,796
6% 2/15/26	28,625,000	36,966,494
6.125% 11/15/27	4,405,000	5,817,353
6.125% 8/15/29	4,662,000	6,238,339
6.25% 5/15/30	2,889,000	3,948,451
6.375% 8/15/27	1,797,000	2,429,882
6.625% 2/15/27	13,392,000	18,540,595
6.75% 8/15/26	3,896,000	5,435,832
6.875% 8/15/25	674,000	949,392
7.125% 2/15/23	3,746,000	5,109,192
7.5% 11/15/16	22,000	28,710
7.5% 11/15/24	4,000	5,946
7.625% 2/15/25	2,615,000	3,934,963
7.875% 2/15/21	11,196,000	15,701,517
8% 11/15/21	7,272,000	10,411,461
8.125% 8/15/19	8,425,000	11,808,160
8.125% 5/15/21	7,699,000	11,032,428
8.125% 8/15/21	1,272,000	1,829,196
8.5% 2/15/20	7,301,000	10,536,256
8.75% 5/15/17	232,000	327,990
8.75% 5/15/20	2,077,000	3,058,869
8.75% 8/15/20	849,000	1,254,265
8.875% 2/15/19	807,000	1,177,148
9% 11/15/18	1,414,000	2,084,766
10.625% 8/15/15	143,000	209,663
U.S. Treasury Notes:
4.625% 8/31/11	32,000	35,023
5.125% 5/15/16	3,000	3,511
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $197,903,361)		216,996,012
Cash Equivalents - 0.6%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.27%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Government Obligations) # (Cost $1,401,000)	$ 1,401,032	$ 1,401,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $199,304,361)		218,397,012
NET OTHER ASSETS - 0.5%		1,001,421
NET ASSETS - 100%		$ 219,398,433
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,401,000 due 12/01/08 at 0.27%
Banc of America Securities LLC	$ 684,348
Bank of America, NA	680,268
Barclays Capital, Inc.	36,384
$ 1,401,000
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 218,397,012	$ -	$ 218,397,012	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $199,417,558. Net unrealized appreciation aggregated $18,979,454, of which $18,986,179 related to appreciated investment securities and $6,725 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Short-Term Treasury
Bond Index Fund

November 30, 2008

1.841647.102

STD-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
6.875% 8/15/25	$ 22,000	$ 30,989
7.5% 11/15/24	71,000	105,546
8% 11/15/21	97,000	138,877
8.125% 8/15/19	299,000	419,067
U.S. Treasury Notes:
2.75% 7/31/10	18,321,000	18,913,574
3.125% 4/15/09	682,000	688,873
3.375% 11/30/12 (b)	53,348,000	57,724,190
3.375% 6/30/13	11,371,000	12,212,272
3.375% 7/31/13	58,727,000	62,957,165
3.5% 2/15/10	25,140,000	26,004,188
3.625% 5/15/13	16,564,000	17,966,772
3.875% 5/15/10	55,978,000	58,514,475
3.875% 9/15/10	6,925,000	7,309,663
4% 3/15/10	70,428,000	73,432,177
4.25% 10/15/10	44,334,000	47,174,125
4.25% 1/15/11	25,235,000	27,044,829
4.25% 11/15/13	36,494,000	40,705,079
4.375% 12/15/10	1,675,000	1,793,297
4.5% 2/15/09	183,000	184,644
4.5% 11/15/10	3,144,000	3,369,730
4.5% 2/28/11	9,510,000	10,253,711
4.5% 3/31/12	5,634,000	6,227,328
4.625% 7/31/09	87,000	89,209
4.625% 8/31/11	6,714,000	7,348,157
4.625% 10/31/11	14,700,000	16,155,065
4.625% 12/31/11	13,495,000	14,833,960
4.625% 2/29/12	7,267,000	8,042,527
4.625% 7/31/12	19,574,000	21,909,119
4.75% 3/31/11	20,839,000	22,649,388
4.75% 1/31/12	3,746,000	4,146,062
4.75% 5/31/12	27,609,000	30,844,443
4.875% 5/15/09	1,736,000	1,770,178
4.875% 5/31/09	1,451,000	1,481,153
4.875% 6/30/09	129,000	132,094
4.875% 4/30/11	13,135,000	14,341,778
4.875% 5/31/11	22,698,000	24,825,938
4.875% 7/31/11	15,480,000	17,019,532
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
5.125% 6/30/11	$ 2,801,000	$ 3,088,539
6.5% 2/15/10	13,763,000	14,699,531
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $653,530,602)		676,547,244
Cash Equivalents - 9.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
0.27%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Government Obligations) #	$ 9,568,216	9,568,000
0.3%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Government Obligations) # (a)	54,616,365	54,615,000
TOTAL CASH EQUIVALENTS (Cost $64,183,000)		64,183,000
TOTAL INVESTMENT PORTFOLIO - 108.9% (Cost $717,713,602)		740,730,244
NET OTHER ASSETS - (8.9)%		(60,747,680)
NET ASSETS - 100%		$ 679,982,564
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$9,568,000 due 12/01/08 at 0.27%
Banc of America Securities LLC	$ 4,673,684
Bank of America, NA	4,645,831
Barclays Capital, Inc.	248,485
$ 9,568,000
$54,615,000 due 12/01/08 at 0.30%
Barclays Capital, Inc.	$ 54,615,000
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 740,730,244	$ -	$ 740,730,244	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $717,420,553. Net unrealized appreciation aggregated $23,309,691, of which $23,372,244 related to appreciated investment securities and $62,553 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 30, 2009